Note 13 - Retirement and Pension Plans (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Net Benefit Costs [Table Text Block]
	Thousands of Yen
	2016	2017	2018

Service cost	¥648,944	¥737,290	¥769,172
Interest cost	67,525	43,988	59,946
Expected return on plan assets	(87,909)	(92,623)	(105,419)
Amortization of transition obligation	365	-	-
Amortization of actuarial loss (gain)	(2,971)	24,584	5,489

Net periodic pension cost	¥625,954	¥713,239	¥729,188

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Thousands of Yen
	2016	2017	2018

Net actuarial loss (gain)	¥585,332	¥(276,702)	¥(44,710)
Amortization of transition obligation in net periodic pension cost	(365)	-	-
Amortization of actuarial loss (gain)	2,971	(24,584)	(5,489)

Amounts recognized in other comprehensive income	¥587,938	¥(301,286)	¥(50,199)

Total net periodic pension cost and amounts recognized in other comprehensive income	¥1,213,892	¥411,953	¥678,989

Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan [Table Text Block]
	Thousands of Yen
	2017	2018

Change in benefit obligation:
Benefit obligation at beginning of year	¥6,388,110	¥6,777,223
Service cost	737,290	769,172
Interest cost	43,988	59,946
Actuarial gain	(263,016)	(14,234)
Benefit paid	(129,149)	(146,715)

Benefit obligation at end of year	6,777,223	7,445,392

Change in plan assets:
Fair value of plan assets at beginning of year	3,193,899	3,635,159
Actual return on plan assets	106,310	135,893
Employer contribution	404,795	432,459
Benefits paid	(69,845)	(74,744)

Fair value of plan assets at end of year	3,635,159	4,128,767

Funded status at end of year	¥(3,142,064)	¥(3,316,625)

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
	Thousands of Yen
	2017	2018

Accrued retirement and pension costs	¥(3,142,064)	¥(3,316,625)

Net amount recognized	¥(3,142,064)	¥(3,316,625)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Thousands of Yen
	2017	2018

Net actuarial loss	¥658,139	¥607,939

Total	¥658,139	¥607,939

Schedule of Assumptions Used [Table Text Block]
	Benefit Obligations		Net Periodic Costs
	2017	2018	2016	2017	2018

Discount rate	0.9%	0.8%	1.3%	0.7%	0.9%
Expected long-term rate of return on plan assets			3.0	2.9	2.9
Rate of increase in compensation	3.1	3.0	3.2	3.1	3.1

Schedule of Expected Benefit Payments [Table Text Block]
Years Ending March 31	Thousands of Yen
2019	¥126,065
2020	144,733
2021	194,204
2022	270,389
2023	274,262
2024 - 2028	1,839,614

Total	¥2,849,267

Schedule of Allocation of Plan Assets [Table Text Block]
Basis of Fair Value Measurement of Pension Plan Assets at March 31, 2017	Thousands of Yen

	Level 1	Level 2	Level 3	Total
Equity securities:
Japanese equity	¥528,083	-	-	¥528,083
U.S. equity	159,618	-	-	159,618
Other equity―developed countries	91,087	-	-	91,087
Total equity securities	778,788	-	-	778,788

Debt securities:
Japanese government and municipalities	-	¥632,216	-	632,216
Japanese corporate bonds―investment grade	-	290,360	-	290,360
U.S. government	-	127,659	-	127,659
Other government―developed countries	-	173,598	-	173,598
Residential mortgage-backed	-	26,749	-	26,749
Total debt securities	-	1,250,582	-	1,250,582

Other financial instruments*	-	1,464,874	-	1,464,874

Cash	140,915	-	-	140,915

Total assets at fair value	¥919,703	¥2,715,456	-	¥3,635,159
Basis of Fair Value Measurement of Pension Plan Assets at March 31, 2018	Thousands of Yen

	Level 1	Level 2	Level 3	Total
Equity securities:
Japanese equity	¥606,612	-	-	¥606,612
U.S. equity	185,164	-	-	185,164
Other equity―developed countries	102,448	-	-	102,448
Total equity securities	894,224	-	-	894,224

Debt securities:
Japanese government and municipalities	-	¥786,055	-	¥786,055
Japanese corporate bonds―investment grade	-	287,216	-	287,216
U.S. government	-	150,444	-	150,444
Other government―developed countries	-	208,011	-	208,011
Residential mortgage-backed	-	34,192	-	34,192
Total debt securities	-	1,465,918	-	1,465,918

Other financial instruments*	-	1,678,236	-	1,678,236

Cash	90,389	-	-	90,389

Total assets at fair value	¥984,613	¥3,144,154	-	¥4,128,767